Business Segments - Reconciliation of Segment Operating Income to Consolidated Income from Continuing Operations before Income Taxes (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income		$ 244	$ 265	$ 273	$ 170	$ 231	$ 391	$ 135	$ 143	$ 952	$ 900	$ 703
Other revenues, less other expenses										31	31	22
Depreciation and amortization										(364)	(385)	(363)
Impairment loss										(15)	(9)	0
General and administrative										(403)	(537)	(411)
Gain on sales of assets, net										8	163	0
Interest expense										(394)	(377)	(416)
Gain (loss) on foreign currency transactions										(16)	(41)	26
Other non-operating income, net										14	51	20
Income from continuing operations before income taxes										556	533	333
Management and franchise [member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	[1]									1,580	1,496	1,302
Ownership [member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	[1]									115	141	153
Operating segments [member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income										$ 1,695	$ 1,637	$ 1,455

[1]	Includes management, royalty and intellectual property fees charged to our ownership segment by our management and franchise segment, which were eliminated in our consolidated financial statements.